Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting
14. Segment Reporting
The Company determines its operating segments based on the information utilized by the chief operating decision maker, the Company’s Chief Executive Officer, to allocate resources and assess performance. Based on this information, the Company has determined that it has three operating segments: TL; LTL; and Global Solutions.
These segments are strategic business units through which the Company offers different services. The Company evaluates the performance of the segments primarily based on their respective revenues and operating income. Accordingly, interest expense and other non-operating items are not reported in segment results. In addition, the Company has disclosed a corporate segment, which is not an operating segment and includes acquisition transaction expenses, corporate salaries, and share-based compensation expense.
The following table reflects certain financial data of the Company’s reportable segments (in thousands):

	Year Ended December 31,
	2015	2014	2013
Revenues:
TL	1,175,594	999,077	657,967
LTL	516,251	577,175	558,971
Global Solutions	330,319	311,362	154,050
Eliminations	(27,145)	(14,798)	(9,578)
Total	1,995,019	1,872,816	1,361,410
Operating income:
TL	73,867	66,186	43,385
LTL	20,164	22,981	36,914
Global Solutions	25,070	21,924	14,742
Corporate	(22,428)	(15,405)	(9,678)
Total operating income	96,673	95,686	85,363
Interest expense	19,439	13,363	7,883
Income before provision for income taxes	$77,234	$82,323	$77,480
Depreciation and amortization:
TL	23,489	16,888	11,143
LTL	3,309	3,287	3,255
Global Solutions	4,118	3,732	1,665
Corporate	1,407	1,171	248
Total	$32,323	$25,078	$16,311
Capital expenditures(1):
TL	48,797	34,620	23,128
LTL	13,107	5,840	4,744
Global Solutions	3,103	1,551	668
Corporate	2,293	2,966	3,006
Total	$67,300	$44,977	$31,546

(1) The total capital expenditures for the year ended December 31, 2015 includes both the cash and non-cash portions as reflected in the Consolidated Statement of Cash Flows.

	December 31,
	2015	2014	2013
Total assets:
TL	851,023	691,096	388,262
LTL	676,087	782,268	574,214
Global Solutions	236,810	242,512	162,718
Corporate	11,274	4,919	2,762
Eliminations	(449,069)	(462,975)	(256,076)
Total	$1,326,125	$1,257,820	$871,880